CASH AND CASH EQUIVALENTS (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of cash and cash equivalents

	Average rate (1)
		09.30.21	12.31.20
Cash and bank accounts
Turkish lira	-	660,171	347,740
U.S. Dollar	-	633,222	1,185,208
Saudi Riyal	-	351,645	250,879
Brazilian Reais	-	117,762	112,181
Euro	-	67,973	54,687
Other currencies	-	372,324	488,377
		2,203,097	2,439,072
Cash equivalents
In Brazilian Reais
Investment funds	4.12%	4,120	4,684
Bank deposit certificates	5.84%	4,082,178	3,662,448
		4,086,298	3,667,132
In U.S. Dollar
Term deposit	-	-	198,878
Overnight	0.15%	600,449	1,220,232
Other currencies
Term deposit	-	-	51,311
		600,449	1,470,421
		6,889,844	7,576,625

(1)	Weighted average annual rate.